Inventory On Hand	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Inventory On Hand	NOTE 7 - INVENTORY ON HAND:
	March 31, 2012	December 31, 2011
	($ in thousands)
Finished goods	$537	$741
Work in process	1,320	1,044
Raw materials and supplies	160	276
	$2,017	$2,061